FINANCIAL INSTRUMENTS - Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 6,957	$ 3,528
Fair value	$ (72,738)	$ (45,869)
Net investment hedges | Interest rate caps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	8,180	1,958
Fair value	$ 2	$ 1
Net investment hedges | Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.30%	2.30%
Net investment hedges | Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.00%	3.50%
Net investment hedges | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,731	1,692
Fair value	$ (2)
Fair value		$ 19
Net investment hedges | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.60%	0.70%
Net investment hedges | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.80%	2.20%
Net investment hedges | Interest rate caps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	486	452
Rates	2.00%	1.30%
Fair value	$ 0	$ 0
Net investment hedges | Interest rate swaps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	67	71
Rates	1.50%	1.50%
Fair value	$ 0	$ 1
Net investment hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	115
Fair value	$ 0
Net investment hedges | Interest rate caps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%
Net investment hedges | Interest rate caps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.30%
Net investment hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	176
Rates	3.00%
Fair value	$ 0
Net investment hedges | Interest rate swaps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	56	50
Rates	4.60%
Fair value		$ 1
Fair value	$ 0
Net investment hedges | Interest rate swaps of C$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.00%	3.70%
Net investment hedges | Interest rate swaps of C$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	8.00%	4.30%
Net investment hedges | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	100	100
Rates	4.00%	4.00%
Fair value	$ (114)	$ (13)
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional	636
Fair value	$ (3)